Consolidated Statements of Changes in Equity - USD ($)		Common Stock	Share subscription receivable	Additional Paid-in Capital	Retained Earnings (accumulated deficit)	Non-controlling interest	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2017		$ 11,509	$ (11,509)	$ 5,519,507	$ (740,288)	$ (6,928)	$ 439,201	$ 5,211,492
Balance (in Shares) at Dec. 31, 2017	[1]	6,905,248
Net income (loss) for the year					1,546,290	7,336		1,553,626
Foreign currency translation adjustment						(408)	(338,830)	(339,238)
Balance at Dec. 31, 2018		$ 11,509	(11,509)	5,519,507	806,002		100,371	6,425,880
Balance (in Shares) at Dec. 31, 2018	[1]	6,905,248
Issuance of shares –initial public offering, net of issuance costs		$ 3,354	11,509	8,007,124				8,021,987
Issuance of shares –initial public offering, net of issuance costs (in Shares)	[1]	2,012,500
Capital contribution by non-controlling shareholder						129		129
Restricted shares issued for services		$ 83		18,347				18,430
Restricted shares issued for services (in Shares)	[1]	50,000
Options granted for services				2,333,460				2,333,460
Net income (loss) for the year					(10,786,837)	(145)		(10,786,982)
Foreign currency translation adjustment						1	(101,858)	(101,857)
Balance at Dec. 31, 2019		$ 14,946		15,878,438	(9,980,835)	(15)	(1,487)	5,911,047
Balance (in Shares) at Dec. 31, 2019	[1]	8,967,748
Capital contribution by non-controlling shareholder						91		91
Issuance of shares for private placement		$ 14,667		17,585,333				17,600,000
Issuance of shares for private placement (in Shares)	[1]	8,800,000
Conversion of convertible note		$ 46,297		65,212,036				65,258,333
Conversion of convertible note (in Shares)	[1]	27,777,776
Restricted shares issued for services		$ 386		486,961				487,347
Restricted shares issued for services (in Shares)	[1]	231,794
Options granted				986,629				986,629
Net income (loss) for the year					(18,253,657)	(105,945)		(18,359,602)
Foreign currency translation adjustment						(6,158)	815,830	809,672
Balance at Dec. 31, 2020		$ 76,296		$ 100,149,397	$ (28,234,492)	$ (112,027)	$ 814,343	$ 72,693,517
Balance (in Shares) at Dec. 31, 2020	[1]	45,777,318

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split on August 18, 2018 and February 10, 2019.